SCHEDULE OF ACCOUNTS RECEIVABLE WITH CREDIT TERMS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at end of the year	$ 2,258,220	$ 2,830,047
0 to 30 Days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at end of the year	933,543	1,372,602
31 to 60 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at end of the year	167,838	440,746
61 to 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at end of the year	122,610	588,973
91 to 180 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at end of the year	381,809	376,345
181 to 365 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at end of the year	157,662	43,948
Over 365 Days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at end of the year	$ 494,758	$ 7,433